Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information [Abstract]
Vessel Owning Subsidiaries
The Tanker Fleet contributed by Toro to Robin on April 14, 2025, is listed below.

Company		Country of incorporation	Date of incorporation	Vessel Name	Vessel Type	DWT	Year Built	Delivery date to Vessel owning company
1	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	Handysize	36,718	2006	May 31, 2021

Non-Vessel Owning Subsidiaries
Non-vessel owning company contributed by Toro to Robin on April 14, 2025 is listed below.

Company		Country of incorporation	Date of incorporation
1	Xavier Shipping Co. (“Xavier”) (1)	Marshall Islands	04/27/2021

(1)	Xavier Shipping Co., no longer owns any vessel following the sale of the M/T Wonder Formosa on September 1, 2023, and delivery of such vessel to an unaffiliated third-party on November 16, 2023.